DERIVATIVES (Details) - USD ($) $ in Millions				12 Months Ended
	Sep. 06, 2019	Sep. 15, 2016	Sep. 15, 2016	Oct. 31, 2024	Aug. 01, 2019	Feb. 01, 2016
Derivative [Line Items]
Aggregate fair value , net liability position				$ 7
Cash Flow Hedges
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months				9
Cash Flow Hedges | Cost of Product and Services
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months				(1)
Treasury Lock
Derivative [Line Items]
Derivative, Notional Amount					$ 250
Senior Notes 2026 | Interest Rate Swap [Member] | Cash Flow Hedges | Derivatives Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Notional Amount						$ 300
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred		$ (10)	$ (10)	(2)
Senior Notes 2029 | Treasury Lock | Cash Flow Hedges | Derivatives Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Notional Amount					$ 250
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ (6)			$ (3)